COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

9.                                      COMMITMENTS AND CONTINGENCIES

The Company’s mining operations are subject to federal and state regulations for the protection of the environment, including water quality. These laws are constantly changing and generally becoming more restrictive. Future mine closure and reclamation costs are provided for as each pound of uranium is produced on a unit-of-production basis. The Company reviews its reclamation obligations each year and determines the appropriate unit charge. The Company also evaluates the status of current environmental laws and their potential impact on its accrual for costs. The Company believes its operations are in compliance with current environmental regulations.

The Company is from time to time involved in various legal proceedings of a character normally incident to its business. Management does not believe that adverse decisions in any pending or threatened proceedings will have a material adverse effect on the Company’s financial condition or results of operations.

The Company has filed a registration statement under the Securities Act of 1933, as amended, to register the resale of the shares of its common stock issued in a May 2008 private placement. Such shares are subject to certain resale registration rights that would include penalties in the event the registration statement fails to remain effective. At March 31, 2012, the Company’s registration statement was and remains effective.

11. COMMITMENTS AND CONTINGENCIES

        The Company's mining operations are subject to federal and state regulations for the protection of the environment, including water quality. These laws are constantly changing and generally becoming more restrictive. The ongoing costs of complying with such regulations have not been significant to the Company's annual operating costs. Future mine closure and reclamation costs are provided for as each pound of uranium is produced on a unit-of-production basis. The Company reviews its reclamation obligations each year and determines the appropriate unit charge. The Company also evaluates the status of current environmental laws and their potential impact on their accrual for costs. The Company believes its operations are in compliance with current environmental regulations.

        The Company is from time to time involved in various legal proceedings of a character normally incident to its business. Management believes it has meritorious defenses in all such proceedings and is not aware of any material adverse effect on the Company's financial condition or results of operations from such proceedings.

Registration Statement

        In connection with our May 2008 private placement, the Company executed a registration rights agreement pursuant to which the shares issued in the private placement were registered. The registration rights agreement provides for penalties in the event the registration statement fails to remain effective. At December 31, 2011, the Company's registration statement was and remains effective.

Compensation Agreements

        The Company has entered into Compensation Agreements with the Executive Officers of the Company, with the exception of the CEO/President/COO, that provide that, in the event of a change in control, such officers will have certain rights and benefits for a period of thirty-six months for the Executive Chairman of the Company and twenty-four months for the other officers, following such change in control. The Compensation Agreements provide that the executive's base salary payments shall be made on a monthly basis for the duration of the term and any incentive payments shall be paid annually until the obligation to make such payments expires. In September, 2009 the Company entered into a Compensation Agreement with the CEO/President/COO of the Company that provides that, in the event he terminates employment following a change in control he would be entitled to two years salary and bonus plus medical and dental benefits for up to 12 months. A change in control would also result in the immediate vesting of all unvested restricted shares of stock granted to him.